Short-term investments (Narrative) (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD
Short-term Investments 1 | CAD		CAD 3
Short-term Investments 2 | $	$ 1,650
Short-term Investments 3	0.40%	0.40%